SHARE BASED PAYMENTS (Details Narrative)						1 Months Ended								13 Months Ended
	Jul. 05, 2021 CAD ($) $ / shares shares	Jun. 04, 2021 CAD ($) shares	Apr. 09, 2021 CAD ($) $ / shares shares	Mar. 02, 2021 CAD ($) $ / shares shares	Oct. 02, 2020 USD ($) $ / shares shares	Sep. 20, 2021 CAD ($) $ / shares shares	Jul. 26, 2021 CAD ($) shares	Apr. 28, 2021 CAD ($) $ / shares shares	Mar. 18, 2021 CAD ($) $ / shares shares	Mar. 16, 2021 CAD ($) $ / shares shares	Feb. 24, 2021 CAD ($) $ / shares shares	Jan. 22, 2021 USD ($) $ / shares	Nov. 25, 2020 CAD ($) $ / shares shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 CAD ($)	Jan. 22, 2021 CAD ($) $ / shares shares	Oct. 13, 2020 $ / shares shares
Statement [Line Items]
Estimated Life	5 years		5 years	5 years	3 years 25 days	5 years		5 years	5 years	2 years	5 years	5 years	5 years
Risk Free Interest Rate	0.99%		0.95%	0.78%	0.25%	0.85%		0.93%	1.01%	0.31%	0.73%		0.45%			0.44%
Expected Volatility	46.60%		46.50%	52.60%	100.00%	46.40%		46.30%	50.10%	50.10%	52.90%		100.00%			52.70%
Expected Dividend Yield	0.00%		0.00%	0.00%	0.00%	0.00%		0.00%	0.00%	0.00%	0.00%		0.00%			0.00%
Number Of Options Granted	2,300,000		100,000	550,000		6,396,475		1,100,000	212,766		500,000		2,000,000			2,000,000
Options Exrecisable Price | (per share)	$ 0.51		$ 0.43	$ 0.47		$ 0.435		$ 0.47	$ 0.47	$ 0.40	$ 0.50	$ 0.44
Options Expiration Date	Jul. 05, 2026		Apr. 08, 2026	Mar. 02, 2026		Sep. 21, 2026		Apr. 28, 2026	Mar. 18, 2026	Mar. 16, 2026	Feb. 19, 2026	Jan. 22, 2026	Nov. 25, 2025
Fair Market Value Of Options	$ 483,893		$ 17,666	$ 117,368	$ 16,030	$ 1,138,100		$ 166,107	$ 42,405	$ 415,208	$ 110,384		$ 709,953			$ 360,627
Weighted Average Share Price | (per share)	$ 0.51		$ 0.43	$ 0.47	$ 0.187	$ 0.435		$ 0.40	$ 0.46	$ 0.44	$ 0.50		$ 0.48			$ 0.44
Issuance Of Replacement Options					223,275					3,000,000
Number Of Options Expired																	137,931
Weighted Average Options Exercise Price | (per share)													$ 0.48				$ 0.61
Share Based Compensation | $	$ 483,893		$ 16,324			$ 388,428		$ 113,379	$ 42,405					$ 983,943	$ 319,479
Description Of Installments Of Options						200,000 of the options vest in two equal installments on March 13, 2022 and September 13, 2022, 450,000 of the options vest on March 13, 2022, 100,000 of the options vest on September 13, 2022, 145,000 options vest on December 31, 2021, 500,000 of the options vest in four equal instalments of 125,000 every six months starting on March 13, 2022 and 5,001,475 of the options vest in 35 monthly instalments of 138,929 starting on October 20, 2021 and the remaining 138,960 vesting on September 20, 2024
Restricted Stock Units RSU [Member]
Statement [Line Items]
Number Of Options Granted		2,000,000				2,667,158	1,575,000
Share Based Compensation | $		$ 603,863				$ 653,732	$ 214,791
Description Of Installments Of Options		1,000,000 of the RSUs vest immediately and 1,000,000 of the RSUs vest 12 months following the date of grant. The estimated fair value of the RSUs on the date of grant is amortized over the vesting periods. During the thirteen months ended December 31, 2021, the Company recognized an expense of $603,863. On July 6, 2021, 1,000,000 of the RSUs were exercised for 1, 000,000 common shares of the Company				1,000,000 of the RSUs vested on the date of grant, 1,620,815 of the RSUs vest in thirty five equal installments of 46,309 per month starting on October 20, 2021 and the remaining 46,343 vest on September 20, 2021
Number Of Share Outstanding														5,242,158
Number Of Share Vested														1,138,927
Consultant [Member]
Statement [Line Items]
Estimated Life								3 years		5 years
Risk Free Interest Rate								0.48%		1.03%
Expected Volatility								46.30%		50.10%
Expected Dividend Yield								0.00%		0.00%
Number Of Options Granted								350,000		1,000,000
Options Exrecisable Price | $ / shares								$ 0.47		$ 0.44
Fair Market Value Of Options | $								$ 52,853		$ 193,493
Weighted Average Share Price | $ / shares								$ 0.40		$ 0.44
Share Based Compensation | $				$ 89,937				$ 47,235		$ 183,553	$ 106,226
Chief Executive Officer [Member]
Statement [Line Items]
Share Based Compensation | $												$ 285,313